Note Employee benefits (Projected benefit payments) (Detail) $ in Thousands	Sep. 30, 2015 USD ($)
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	$ 37,797
2017	38,467
2018	39,114
2019	39,803
2020	40,410
2021- 2025	208,919
Restoration Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	1,838
2017	2,014
2018	2,131
2019	2,309
2020	2,357
2021- 2025	$ 12,350